Operations - Schedule of Equity Interest in Subsidiaries of the Company (Parenthetical) (Detail) - Fundo Garoupa [member]	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Azul's investment held directly	4.00%
Azul's investment held indirectly through ALAB	96.00%